Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities [Abstract]
Advances on sales contracts and service billings	$ 0	$ 4,547
Accrued salaries, wages and employee benefits	2,074	1,741
Service and warranty accruals	754	629
Interest payable	637	439
Litigation and contract matters	461	435
Income taxes payable	460	285
Accrued property, sales and use taxes	277	258
Canadian government settlement - current portion	34	217
Accrued restructuring costs	249	212
Accrued workers compensation	142	204
Liabilities held for sale	40	0
Other	5,095	3,349
Accrued liabilities	$ 10,223	$ 12,316